Issued capital and reserves (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Earnings (Loss) Per Share (EPS)

Basic EPS is calculated by dividing the profit (loss) for the year attributable to common equity holders of the parent by the weighted average number of common shares outstanding during the year.

	2017	2016	2015
Net profit (loss) from continuing operations	12,570	9,258	(115,450)
Less: net profit from continuing operations attributable to non-controlling interests	1,013	1,771	458

Net income (loss) attributable to common equity shareholders of Mechel PAO from continuing operations	11,557	7,487	(115,908)

Net (loss) profit from discontinued operations	0	(426)	822
Less: net profit from discontinued operations attributable to non-controlling interests	0	(65)	77

Net profit (loss) attributable to common equity shareholders of Mechel PAO from discontinued operations	0	(361)	745

Profit (loss) attributable to common equity holders	11,557	7,126	(115,163)

There were no dilutive securities issued for the years ended December 31, 2017, 2016 and 2015.

	2017	2016	2015
Profit (loss) per share total (Russian rubles per share), including:	27.76	17.12	(276.65)
— from continuing operations (Russian rubles per share)	27.76	17.99	(278.44)
— from discontinued operations (Russian rubles per share)	0	(0.87)	1.79